Pension and Postretirement Benefit Plans (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Pension and Postretirement Benefit Plans (Textual) [Abstract]
Contribution to pension and postretirement benefit plans	$ 2
Expectation to contribute to pension and postretirement benefit plans	$ 9